ASSET PURCHASE AGREEMENT (Details) $ in Thousands	Jan. 01, 2022 USD ($)
New Dragonfly | Bourns Production, Inc
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 197